UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

                 REPORT FOR THE QUARTER ENDED DECEMBER 31, 2009

                           Check here if Amendment |_|

                         This Amendment (check only one)
                              |_| is a restatement
                          |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Shannon River Fund Management Co., LLC

Address: 800 Third Avenue - 30th Floor,  New York,  New York  10022

Form 13F File Number:  28-12219
================================================================================

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager: Shannon River Fund Management Co., LLC

Name:  Spencer M. Waxman
Title: Managing Member
Phone: (212) 331-6555

Signature, Place, and Date of Signing

/s/ Spencer M. Waxman
---------------------
New York, New York
February 10, 2010

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page
                                 Report Summary:

Number of Other Included Managers:           1
Form 13F Information Table Entry Total:      44
Form 13F Information Table Value Total:      $142,829 (in thousands)

List of Other Included Managers:

No.                           Name                          Form 13F File Number
---                           ----                          --------------------

01             Shannon River Capital Management, LLC              28-12497

                           FORM 13F INFORMATION TABLE
                           --------------------------


Name of Reporting Manager:  Shannon River Fund Management Co., LLC                                                    (SEC USE ONLY)
Name of Manager No. 1:  Shannon River Capital Management, LLC

      Column 1:             Column 2:  Column 3:   Column 4:            Column 5:     Column 6:   Column 7:         Column 8:

                                                 Fair Market
                                                    Value     Shares or
                            Title of    CUSIP       (in       Principal   SH/   Put/  Investment   Other
   Name of Issuer            Class      Number   thousands)    Amount     PRN   Call  discretion  Managers      Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Sole    Shared   None
Accelrys Inc.                COM       00430U103       2,335     407,500   SH           OTHER        01     407,500
Actividentity Corp           COM       00506P103       1,380     587,115   SH           OTHER        01     587,115
American Tower
  Corporation                COM       029912201       4,321     100,000   SH           OTHER        01     100,000
Answers Corp.                COM       03662X100         378      43,235   SH           OTHER        01      43,235
Blockbuster Inc.             COM       093679108         402     600,000   SH           OTHER        01     600,000
Chordiant Software, Inc.     COM       170404305         370     134,100   SH           OTHER        01     134,100
Clearwire Corporation        COM       18538Q105       4,563     675,000   SH           OTHER        01     675,000
ComCast Corporation          COM       20030N101       5,058     300,000   SH           OTHER        01     300,000
Cybersource Corp.            COM       23251J106       6,033     300,000   SH           OTHER        01     300,000
Education Management         COM       28140M103       1,651      75,000   SH           OTHER        01      75,000
  Corp.
Gaylord Entertainment Co.    COM       367905106       5,431     275,000   SH           OTHER        01     275,000
Hollywood Media Corp.        COM       436233100       4,373   3,123,860   SH           OTHER        01   3,123,860
IMAX Corporation             COM       45245E109       2,662     200,000   SH           OTHER        01     200,000
Information Services
  Group                      WTS       45675Y112           5     104,800   SH   CALL    OTHER        01     104,800
Internet Brands, Inc.        COM       460608102       5,049     644,833   SH           OTHER        01     644,833
IWM Feb 2010 61.0000 put     PUT       464287655       1,041       6,000   SH    PUT    OTHER        01       6,000
Limelight Networks, Inc.     COM       53261M104       1,086     277,147   SH           OTHER        01     277,147
Liveperson Inc.              COM       538146101       8,397   1,204,685   SH           OTHER        01   1,204,685
LogMeIn Inc.                 COM       54142L109       3,222     161,514   SH           OTHER        01     161,514
Magma Design Automation
  Inc.                       COM       559181102       2,686   1,162,644   SH           OTHER        01   1,162,644
Mattson Technology Inc.      COM       577223100       3,780   1,058,900   SH           OTHER        01   1,058,900
New Oriental Education
  & Technology Group, Inc.   COM       647581107       1,512      20,000   SH           OTHER        01      20,000
NTELOS Holding Corp.         COM       67020Q107       1,781     100,000   SH           OTHER        01     100,000
Oracle Corporation           COM       68389X105       7,359     300,000   SH           OTHER        01     300,000
Plato Learning Inc.          COM       72764Y100         436     100,000   SH           OTHER        01     100,000
Polycom Inc.                 COM       73172K104       5,493     220,000   SH           OTHER        01     220,000
Quality Systems Inc.         COM       747582104       2,700      43,000   SH           OTHER        01      43,000
Qwest Communications
  International Inc.         COM       749121109       5,052   1,200,000   SH           OTHER        01   1,200,000
S1 Corporation               COM       78463B101       9,767   1,498,000   SH           OTHER        01   1,498,000
School Specialty, Inc.       COM       807863105       4,189     179,000   SH           OTHER        01     179,000
Scientific Games
  Corporation                COM       80874P109       1,534     105,450   SH           OTHER        01     105,450
Silicon Graphics
  International Corp.        COM       82706L108       3,513     501,112   SH           OTHER        01     501,112
Strayer Education Inc.       COM       863236105       4,080      19,200   SH           OTHER        01      19,200
TNS, Inc.                    COM       872960109       2,936     114,300   SH           OTHER        01     114,300
3Com Corp.                   COM       885535104       2,250     300,000   SH           OTHER        01     300,000
TiVo Inc.                    COM       888706108       2,036     200,000   SH           OTHER        01     200,000
Put/TiVo (TUKMB)             PUT       888706108         130       2,000   SH    PUT    OTHER        01       2,000
Call/TiVo (TUKEB)            CALL      888706108         638       3,000   SH   CALL    OTHER        01       3,000
Tradestation Group Inc.      COM       89267P105         999     126,576   SH           OTHER        01     126,576
Verisign Inc.                COM       92343E102       3,636     150,000   SH           OTHER        01     150,000
Xerox Corporation            COM       984121103       9,306   1,100,000   SH           OTHER        01   1,100,000
Yahoo! Inc.                  COM       984332106       7,971     475,000   SH           OTHER        01     475,000
Youbet.com Inc.              COM       987413101         631     220,000   SH           OTHER        01     220,000
Elbit Systems Ltd.           COM       M3760D101         390       6,000   SH           OTHER        01       6,000
Voltaire Ltd.                COM       M97613109         267      50,388   SH           OTHER        01      50,388

GRAND TOTAL                                          142,829  18,474,359